Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Tripwire [Member]
Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of January 2, 2015 (in thousands).

Cash	$2,364
Receivables	37,792
Inventories	603
Other current assets	2,453
Property, plant and equipment	10,021
Goodwill	462,215
Intangible assets	306,000
Other non-current assets	659
Total assets	822,107
Accounts payable	3,142
Accrued liabilities	12,142
Deferred revenue	8,000
Deferred income taxes	95,074
Other non-current liabilities	540
Total liabilities	118,898
Net assets	$703,209

Intangible Assets Related to Acquisition
The intangible assets related to the acquisition consisted of the following:

	Estimated Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technology	$210,000	5.8
Customer relationships	56,000	15
Backlog	3,000	1
Total intangible assets subject to amortization	269,000
Intangible assets not subject to amortization:
Goodwill	462,215
Trademarks	31,000
In-process research and development	6,000
Total intangible assets not subject to amortization	499,215
Total intangible assets	$768,215
Weighted average amortization period		7.7

Pro Forma Effect on Operating Results
The following table illustrates the unaudited pro forma effect on operating results as if the Tripwire acquisition had been completed as of January 1, 2014.

	Years Ended
	December 31, 2015	December 31, 2014
	(In thousands, except per share data) (Unaudited)
Revenues	$2,354,191	$2,405,198
Income from continuing operations	92,104	23,302
Diluted income per share from continuing operations attributable to Belden stockholders	$2.14	$0.53

Prosoft Technology, Inc. [Member]
Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of June 11, 2014 (in thousands).

Cash	$2,517
Receivables	5,894
Inventories	2,731
Other current assets	332
Property, plant and equipment	767
Goodwill	56,923
Intangible assets	40,800
Other non-current assets	622
Total assets	110,586
Accounts payable	2,544
Accrued liabilities	2,807
Other non-current liabilities	1,132
Total liabilities	6,483
Net assets	$104,103

Intangible Assets Related to Acquisition
The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Customer relationships	$26,600	20.0
Developed technologies	9,000	5.0
Trademarks	5,000	5.0
Backlog	200	0.3
Total intangible assets subject to amortization	40,800
Intangible assets not subject to amortization:
Goodwill	56,923
Total intangible assets not subject to amortization	56,923
Total intangible assets	$97,723
Weighted average amortization period		14.8

Grass Valley [Member]
Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of March 31, 2014 (in thousands):

Cash	$9,451
Receivables	67,354
Inventories	18,593
Other current assets	4,172
Property, plant and equipment	22,460
Goodwill	131,070
Intangible assets	95,500
Other non-current assets	17,101
Total assets	365,701
Accounts payable	51,276
Accrued liabilities	62,672
Deferred revenue	14,000
Postretirement benefits	16,538
Deferred income taxes	1,827
Other non-current liabilities	1,199
Total liabilities	147,512
Net assets	$218,189

Intangible Assets Related to Acquisition
The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technologies	$37,000	5.0
Customer relationships	27,000	15.0
Backlog	1,500	0.3
Total intangible assets subject to amortization	65,500
Intangible assets not subject to amortization:
Goodwill	131,070
Trademarks	22,000
In-process research and development	8,000
Total intangible assets not subject to amortization	161,070
Total intangible assets	$226,570
Weighted average amortization period		9.0

Grass Valley and Prosoft [Member]
Pro Forma Effect on Operating Results
The following table illustrates the unaudited pro forma effect on operating results as if the Grass Valley and ProSoft acquisitions had been completed as of January 1, 2013.

Year ended December 31, 2014
(In thousands, except per share data) (Unaudited)
Revenues	$2,401,200
Income from continuing operations	67,956
Diluted income per share from continuing operations attributable to Belden stockholders	$1.54